Mining Interest, Plant and Equipment - Summary of Details of Transaction (Detail) - 12 months ended Apr. 30, 2018	CAD ($) ha m²	MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Surface area in hectares | m²	740,831.544
Stage Two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Surface area in square meters | m²	120,000.000
Description of payment status	Pending clearance
Surface area in hectares | ha	12.000
Stage Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Surface area in square meters | m²	20,146.059
Description of payment status	Pending clearance
Surface area in hectares | ha	2.014
Stage Four [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Surface area in square meters | m²	50,000.000
Description of payment status	Payment received
Surface area in hectares | ha	5.000
Stage one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Surface area in square meters | m²	550,685.485
Description of payment status	Payment received
Mexico, Pesos [member] | Stage Two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal		$ 30,000,000
Mexico, Pesos [member] | Stage Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal		5,036,515
Mexico, Pesos [member] | Stage Four [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal		12,500,000
Mexico, Pesos [member] | Stage one [member]
Disclosure of detailed information about property, plant and equipment [line items]
First parcel payment		137,671,371
Interest of the month		7,576,445
Cash consideration from disposal		$ 145,247,816
Canada, Dollars [member] | Stage Two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal	$ 2,100,840
Canada, Dollars [member] | Stage Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal	352,697
Canada, Dollars [member] | Stage Four [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal	832,731
Canada, Dollars [member] | Stage one [member]
Disclosure of detailed information about property, plant and equipment [line items]
First parcel payment	9,640,852
Interest of the month	530,563
Cash consideration from disposal	$ 10,171,415